FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Investments measured on a recurring basis and categorized as Level 1 and Level 2 within the fair value hierarchy included investments in publicly traded stock, mutual funds, and BrokerageLink accounts. The fair value of Level 1 assets are based on quoted prices (unadjusted) for identical assets in active markets. The fair value of Level 2 assets are based on observable market-based inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.There were no assets measured on a recurring basis categorized as Level 3, for which valuations use significant unobservable inputs.
The following is a description of the valuation techniques and inputs used by the Plan to measure each major class of assets at fair value:
•Huntington Common Stock: This includes Huntington common stock and was valued at the closing price reported on the Nasdaq Global Stock Market.
•Mutual funds: The mutual funds are valued at the quoted net asset value of shares in the individual mutual funds, which is the readily determinable fair value, as reported on the relevant stock exchange.
•BrokerageLink accounts: Accounts primarily consist of registered investment companies and common stocks that are valued using quoted market prices (Level 1) and other investments that are valued using observable market inputs for similar investments (Level 2).
•Collective investment trust funds: The investment in the collective investment trust funds are reported at net asset value per share as determined by the sponsoring trustee, and is calculated by subtracting liabilities from the value of a fund's total assets and dividing it by the number of fund's shares outstanding. The net asset value is used as a practical expedient to estimate fair value.
The methods above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair values of certain financial instruments could result in a different fair value measurement at the reporting date.
The following tables set forth by level within the fair value hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis at December 31, 2025 and 2024. For the years ended December 31, 2025 and 2024, there were no transfers in or out of Levels 1, 2, or 3.

	Fair Value Measurements Using
	Quoted Prices In Active Markets for Identical Assets	Significant Other Observable Inputs
December 31, 2025	(Level 1)	(Level 2)	Total
Common stock	$181,447,740	$—	$181,447,740
Mutual funds	375,211,169	—	375,211,169
BrokerageLink accounts	37,999,902	2,114,795	40,114,697
Total assets in fair value hierarchy	$594,658,811	$2,114,795	596,773,606
Collective investment trust funds measured at net asset value (1)			2,206,635,079
Total investments			$2,803,408,685

	Fair Value Measurements Using
	Quoted Prices In Active Markets for Identical Assets
December 31, 2024	(Level 1)	Total
Common stock	$177,505,684	$177,505,684
Mutual funds	332,480,141	332,480,141
BrokerageLink accounts	31,511,360	31,511,360
Total assets in fair value hierarchy	$541,497,185	541,497,185
Collective investment trust funds measured at net asset value (1)		1,800,908,138
Total investments		$2,342,405,323
(1)    In accordance with Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.
The following table set forth additional disclosures of the Plan's collective investment trust fund investments that have fair value measurements estimated using net asset value ("NAV"):

	Fair Value Estimated Using NAV Per Share
	December 31, 2025	December 31, 2024	Unfunded Commitment	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period
Investment:
Invesco Stable Value Trust B1	$69,093,935	$68,330,077	N/A	Daily	N/A	12 Months
Prudential Core Plus Bond Fund	61,326,645	49,648,220	N/A	Daily	N/A	5 Days
Spartan 500 Index Plus Fund	482,613,444	404,746,249	N/A	Daily	N/A	30 Days
Spartan Extended Market Index Fund	187,562,143	176,764,143	N/A	Daily	N/A	30 Days
Spartan Total International Index Fund	77,194,914	50,732,331	N/A	Daily	N/A	30 Days
Vanguard Target Retirement Funds	1,140,750,730	890,288,224	N/A	Daily	N/A	None
Wellington CIF II	188,093,268	160,398,894	N/A	Daily	N/A	None